Employee Post-retirement Benefits (Tables)	12 Months Ended
Dec. 31, 2025
Retirement Benefits [Abstract]
Schedule of Change in Benefit Obligations, Change in Plan Assets, and Funded Status
The following table summarizes the changes in the benefit obligations and Pension Plan assets for the years ended December 31, 2025 and 2024:

Year Ended December 31,
U.S.$ millions	2025	2024
Change in Benefit Obligation
Benefit obligation - beginning of year	93	—
Canadian benefit obligation transferred on October 1, 2024	—	79
U.S. benefit obligation transferred on October 1, 2024	—	8
Service cost	8	2
Interest cost	4	1
Employee contributions	1	—
Benefits paid	(3)	—
Actuarial gain	(3)	(2)
Foreign exchange rate changes	(3)	5
Benefit Obligation - End of Year	97	93
Change in Pension Plan Assets
Pension Plan assets - beginning of year	96	—
Fair value of Canadian net plan assets as of October 1, 2024 pending transfer [1]	—	79
Fair value of U.S. net Pension Plan assets as of October 1, 2024	—	9
Actual return on Pension Plan assets	11	3
Employer contributions	1	—
Employee contributions	3	—
Benefits paid	(3)	—
Foreign exchange rate changes	(4)	5
Fair Value of Pension Plan Assets - End of Year	104	96
Funded Status - Pension Plan Surplus	7	3
1.The Pension Plan assets remained in the Former Parent's pension trust as at December 31, 2024. In October 2025, OSFI approved the transfer of the Pension Plan assets that were being held in the Former Parent's trust in accordance with the Separation Agreement and EMA and $104 million of Pension Plan assets were transferred. The remaining $18 million of Pension Plan assets held in the Former Parent's pension trust will be transferred in 2026 (2024 - $88 million).

Schedule of Net Benefit Costs
The following table presents the components of the Company's net periodic benefit costs for the years ended December 31, 2025 and 2024:

Year Ended December 31,
U.S.$ millions	2025	2024
Service cost	8	2
Interest cost	4	1
Expected return on plan assets	(6)	(2)
Amortization of actuarial gain	(1)	—
Net Periodic Benefit Cost Recognized	5	1

Schedule of the Pre-Tax Amounts Recognized in OCI
The following tables provide the pre-tax components of AOCI for the years ended December 31, 2025 and 2024:

	As at December 31,
U.S.$ millions	2025	2024
Change in Pension Plan Assets and Benefit Obligation Recognized in AOCI:
Opening AOCI	6	—
Spinoff-related adjustment	—	3
Net gain	7	3
Total Recognized in AOCI - End of Year	13	6

Schedule of Weighted Average Assumptions Used in Calculating Benefit Obligation
The following assumptions were used to determine the benefit obligations for the Plans for 2025 and 2024:

	Canadian Plan		U.S. Plan
	2025	2024	2025	2024
Assumptions for Benefit Obligations
Discount rate	5.10%	4.70%	5.60%	5.70%
Expected rate of return	6.70%	6.90%	6.50%	6.50%
Rate of compensation increase	3.5% per year	3.5% per year	4.5%for 2025 3% thereafter	4.5% for 2024 3% thereafter

Schedule of Estimated Future Benefit Payments
Estimated future benefit payments to participants over the next 10 years for the Plans as of December 31, 2025 are as follows:

U.S.$ millions	Payments
2026	3
2027	3
2028	4
2029	4
2030	5
2031 to 2035	29
Total Estimated Future Benefits Payments through 2035	48

Schedule of Weighted Average Asset Allocations and Target Allocations by Asset Category
The Company's Pension Plan target asset allocations as of December 31, 2025 were as follows:

As at December 31,	Target Allocation		Percentage of Plan Assets [1]
	Canadian Plan	U.S. Plan	Canadian Plan		U.S. Plan
			2025	2024	2025	2024
Equity securities	70%	50%	70%	55%	50%	50%
Fixed income securities	30%	50%	30%	24%	49%	50%
Cash investments [1]	—%	—%	—%	21%	1%	—%
	100%	100%	100%	100%	100%	100%
1.Cash investments held within the Canadian plan represent funds received on December 31, 2025 which were subsequently invested. The allocation of assets does not include the pending asset transfer from Former Parent's pension trust.

Schedule of Allocation of Plan Assets
The following table presents Plan assets measured and recorded at fair value on the consolidated balance sheets on a recurring basis and their level within the fair value hierarchy as of December 31, 2025:

	Quoted Prices in Active Markets (Level I)
	As at December 31,
U.S.$ millions	2025	2024
Asset Category
Equity securities	61	4
Fixed income securities	30	—
U.S. bonds	—	4
Fair Value of Pension Plan Assets	91	8